(Loss)/Earnings Per Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						2011 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Shares outstanding - beginning of year	729,536,813		723,735,186		720,796,887		720,796,887
BASIC (LOSS)/EARNINGS PER SHARE
Net (loss)/income attributable to Gold Fields shareholders - Continuing operations	$ (268.4)		$ 292.1		$ 540.7
Net (loss)/income attributable to Gold Fields shareholders - Discontinued operations	20.5	[1]	362.2	[1]	340.8	[1]	340.8
Net income attributable to Gold Fields shareholders	(247.9)		654.3		881.5
Weighted average number of shares issued	13,069,913		3,724,271		1,579,341
Weighted average number of shares issued at the end of the year	742,606,726		727,459,457		722,376,228
Basic (loss)/earnings per share - Continuing operations	$ (0.36)		$ 0.40		$ 0.75
Basic (loss)/earnings per share - Discontinuing operations	$ 0.03	[2]	$ 0.50	[2]	$ 0.47	[2]
DILUTED (LOSS)/EARNINGS PER SHARE
Net (loss)/income attributable to Gold Fields shareholders - Continuing operations	(268.4)		292.1		540.7
Net (loss)/income attributable to Gold Fields shareholders - Discontinued operations	20.5	[1]	362.2	[1]	340.8	[1]	340.8
Net income attributable to Gold Fields shareholders	$ (247.9)		$ 654.3		$ 881.5
Weighted average number of shares issued at the end of the year	742,606,726		727,459,457		722,376,228
Effect of dilutive securities			3,264,493	[3]	8,411,270	[3]
Weighted Average Number of Shares Outstanding, Diluted	742,606,726		730,723,950		730,787,498		730,787,498
Diluted (loss)/earnings per share - Continuing operations	$ (0.36)		$ 0.40		$ 0.74
Diluted (loss)/earnings per share - Discontinuing operations	$ 0.03	[1]	$ 0.50	[1]	$ 0.47	[1]

[1]	Diluted basic earnings per share from discontinued operations - US dollar Diluted basic earnings per share is calculated on the basis of profit attributable to ordinary shareholders from discontinued operations of $20.5 million (2012: $362.2 million and 2011: $340.8 million) and 742,606,726 shares, being the diluted number of ordinary shares in issue in fiscal 2013 (fiscal 2012: 730,723,950 and fiscal 2011:730,787,498).
[2]	Basic earnings per share from discontinued operations - US dollar Basic earnings per share is calculated by dividing the profit attributable to ordinary shareholders from discontinued operations of $20.5 million (2012: $362.2 million and 2011: $340.8 million) by the weighted average number of ordinary shares in issue in fiscal 2013 of 742,606,726 (fiscal 2012: 727,459,457 and fiscal 2011: 722,376,228).
[3]	Dilutive securities comprise the dilutive effect of share options. Refer note 18 for details of share option schemes. In 2013, due to the loss from continuing operations, the effect of dilutive securities was not considered in the diluted (loss)/earnings per share calculation.